Long-term Loans (Schedule of Aggregate Annual Maturities) (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Oct. 18, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	€ 42,091	€ 21,370	€ 16,961	[1]	€ 11,984
Current maturities	2,773		776
Long-term loans	44,864		17,737
Second year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	3,403		1,203
Third year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	3,584		1,206
Fourth year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	3,712		1,233
Fifth year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	3,795		1,642
Sixth year and thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	€ 27,597		€ 11,677

[1]	Please refer to note 2C for functional and presentation currency.